LONG-TERM LOAN RECEIVABLE (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Long-term loan receivable
Amount of loan		$ 89,308,740			¥ 578,524,154		¥ 192,871,939
Felicity
Long-term loan receivable
Amount of loan		33,000,000		$ 29,500,000		$ 31,000,000
Term of the loan				5 years
A Subsidiary of Felicity
Long-term loan receivable
Amount of loan		$ 300,000,000
Interest rate (as a percent)		5.00%			5.00%
Term of the loan		2 years	2 years
Facility drawn		$ 140,000,000	¥ 872,000,000
Repayment of loans receivable		140,000,000
Unused loan facility		$ 160,000,000
eHi
Long-term loan receivable
Amount of loan | ¥	¥ 300,000,000				¥ 304,000,000
Term of the loan	3 years
Felicity
Long-term loan receivable
Interest rate (as a percent)		5.00%			5.00%
eHi
Long-term loan receivable
Interest rate (as a percent)	6.90%